Debt and Interest Expense	12 Months Ended
Dec. 31, 2015
Debt Instruments [Abstract]
Debt and Interest Expense
12.  DEBT AND INTEREST EXPENSE

At December 31, 2015, WES’s debt consisted of 5.375% Senior Notes due 2021 (the “2021 Notes”), 4.000% Senior Notes due 2022 (the “2022 Notes”), 2.600% Senior Notes due 2018 (the “2018 Notes”), 5.450% Senior Notes due 2044 (the “2044 Notes”), 3.950% Senior Notes due 2025 (the “2025 Notes”), and borrowings on the WES RCF.
The following table presents WES and WGP’s outstanding debt as of December 31, 2015 and 2014:

	December 31, 2015			December 31, 2014
thousands	Principal	Carrying Value	Fair Value (1)	Principal	Carrying Value	Fair Value (1)
WGP working capital facility - Anadarko	$—	$—	$—	$1,150	$1,150	$1,150

Long-term debt
2021 Notes	$500,000	$496,285	$513,645	$500,000	$495,714	$549,530
2022 Notes	670,000	672,572	595,744	670,000	672,930	681,942
2018 Notes	350,000	350,348	339,293	350,000	350,474	352,162
2044 Notes	400,000	393,923	321,499	400,000	393,836	417,619
2025 Notes	500,000	494,229	422,285	—	—	—
WES RCF	300,000	300,000	300,000	510,000	510,000	510,000
Total long-term debt	$2,720,000	$2,707,357	$2,492,466	$2,430,000	$2,422,954	$2,511,253

(1)	Fair value is measured using the market approach and Level 2 inputs.

12.  DEBT AND INTEREST EXPENSE (CONTINUED)

Debt activity. The following table presents WES and WGP’s debt activity for the years ended December 31, 2015 and 2014:

thousands	Carrying Value
Balance at December 31, 2013	$1,418,169
WES RCF borrowings	1,160,000
Issuance of 2044 Notes	400,000
Issuance of 2018 Notes	100,000
Repayments of WES RCF borrowings	(650,000)
WGP WCF borrowings	1,150
Other	(5,215)
Balance at December 31, 2014	$2,424,104
WES RCF borrowings	400,000
Issuance of 2025 Notes	500,000
Repayments of WES RCF borrowings	(610,000)
Repayment of WGP WCF borrowings	(1,150)
Other	(5,597)
Balance at December 31, 2015	$2,707,357

WES Senior Notes. The 2025 Notes issued in June 2015 were offered at a price to the public of 98.789% of the face amount. Including the effects of the issuance and underwriting discounts, the effective interest rate of the 2025 Notes is 4.205%. Interest is paid semi-annually on June 1 and December 1 of each year. Proceeds (net of underwriting discount of $3.3 million, original issue discount and debt issuance costs) were used to repay a portion of the amount outstanding under the WES RCF.
The 2044 Notes issued in March 2014 were offered at a price to the public of 98.443% of the face amount. Including the effects of the issuance and underwriting discounts, the effective interest rate of the 2044 Notes is 5.633%. Interest is paid semi-annually on April 1 and October 1 of each year. Proceeds (net of underwriting discount of $3.5 million, original issue discount and debt issuance costs) were used to repay amounts then outstanding under the WES RCF and for general partnership purposes.
The 2018 Notes issued in March 2014 were offered at a price to the public of 100.857% of the face amount. Including the effects of the issuance premium for the March 2014 offering, the issuance discount for the August 2013 offering of 2018 Notes and underwriting discounts, the effective interest rate of the 2018 Notes is 2.743%. Interest is paid semi-annually on February 15 and August 15 of each year. Proceeds (net of underwriting discount of $0.6 million, original issue premium and debt issuance costs) were used to repay amounts then outstanding under the WES RCF and for general partnership purposes.
At December 31, 2015, WES was in compliance with all covenants under the indentures governing its outstanding notes.

12.  DEBT AND INTEREST EXPENSE (CONTINUED)

WES RCF. The $1.2 billion WES RCF, which is expandable to a maximum of $1.5 billion, matures in February 2019 and bears interest at LIBOR, plus applicable margins ranging from 0.975% to 1.45%, or an alternate base rate equal to the greatest of (a) the Prime Rate, (b) the Federal Funds Effective Rate plus 0.5%, or (c) LIBOR plus 1%, in each case plus applicable margins currently ranging from zero to 0.45%, based upon WES’s senior unsecured debt rating. The interest rate on the WES RCF was 1.73% and 1.47% at December 31, 2015 and 2014, respectively. WES is required to pay a quarterly facility fee currently ranging from 0.15% to 0.30% of the commitment amount (whether used or unused), based upon its senior unsecured debt rating. The facility fee rate was 0.20% at December 31, 2015 and 2014.
As of December 31, 2015, WES had $300.0 million of outstanding borrowings, $6.4 million in outstanding letters of credit and $893.6 million available for borrowing under the WES RCF. At December 31, 2015, WES was in compliance with all covenants under the WES RCF.
The 2021 Notes, 2022 Notes, 2018 Notes, 2044 Notes, 2025 Notes and obligations under the WES RCF are recourse to WES GP. WES GP is indemnified by a wholly owned subsidiary of Anadarko, WGRI, against any claims made against WES GP under the 2022 Notes, 2021 Notes, and/or the WES RCF.
In connection with the acquisitions of the Non-Operated Marcellus Interest, the Anadarko-Operated Marcellus Interest and the TEFR Interests, WES GP and other wholly owned subsidiaries of Anadarko entered into indemnification agreements, whereby such subsidiaries agreed to indemnify WES GP for any recourse liability it may have for WES RCF borrowings, or other debt financing, attributable to the acquisitions of the Non-Operated Marcellus Interest, the Anadarko-Operated Marcellus Interest and the TEFR Interests. These indemnification agreements apply to the 2044 Notes, 2018 Notes and/or WES RCF borrowings outstanding related to the aforementioned acquisitions.
WES GP, the other indemnifying subsidiaries of Anadarko and WGRI also amended and restated the indemnity agreements between them to (i) conform language among all the indemnification agreements and (ii) reduce the amount for which WGRI would indemnify WES GP by an amount equal to any amounts payable to WES GP under the indemnification agreements related to the acquisitions of the Non-Operated Marcellus Interest, the Anadarko-Operated Marcellus Interest and the TEFR Interests.

WGP working capital facility. On November 1, 2012, WGP entered into the WGP WCF, a $30.0 million working capital facility with Anadarko as the lender. The facility is available exclusively to fund WGP’s working capital borrowings. Borrowings under the facility will mature on November 1, 2017, and bear interest at LIBOR plus 1.50%. The interest rate was 1.93% and 1.67% at December 31, 2015 and 2014, respectively.
WGP is required to reduce all borrowings under the WGP WCF to zero for a period of at least 15 consecutive days during the twelve-month period commencing on November 1 of each year. As of December 31, 2015, WGP had no outstanding borrowings and $30.0 million available for borrowing under the WGP WCF. At December 31, 2015, WGP was in compliance with all covenants under the WGP WCF.

12.  DEBT AND INTEREST EXPENSE (CONTINUED)

Interest expense. The following table summarizes the amounts included in interest expense:

	Year Ended December 31,
thousands	2015	2014	2013
Third parties
Long-term debt	$102,058	$81,495	$59,293
Amortization of debt issuance costs and commitment fees	5,734	5,103	4,449
Capitalized interest	(8,318)	(9,832)	(11,945)
Total interest expense – third parties	99,474	76,766	51,797
Affiliates
WGP WCF	2	3	—
Deferred purchase price obligation – Anadarko (1)	14,398	—	—
Total interest expense – affiliates	14,400	3	—
Interest expense	$113,874	$76,769	$51,797

(1)	See Note 2 for a discussion of the accretion and net present value of the Deferred purchase price obligation - Anadarko.